Exhibit 4.1

EXECUTION VERSION

SUPPLEMENT NO. 1 TO INDENTURE

This SUPPLEMENT NO. 1 TO INDENTURE, dated as of March 19, 2021 (this “Supplement”), is entered into by and between NISSAN AUTO LEASE TRUST 2019-B, a Delaware statutory trust (the “Issuer”), and U.S. BANK NATIONAL ASSOCIATION, a national banking association, as trustee (the “Indenture Trustee,” and together with the Issuer, the “Parties”).

RECITALS:

WHEREAS, the Parties desire to amend Section 6.12 of the Indenture; and

WHEREAS, the Parties desire to implement such amendments as of the Effective Date (as defined below) in accordance with the terms and conditions set forth below pursuant to Section 9.01(a) of the Indenture.

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the Parties hereto agree as follows:

ARTICLE I

RECITALS AND DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the Indenture.

ARTICLE II

AMENDMENTS

Section 2.1 Amendments to Indenture. As of the Effective Date, Section 6.12 of the Indenture is deleted in its entirety and replaced with the following:

“Trustee as Holder of the 2019-B SUBI Certificate. So long as any Notes are Outstanding, to the extent that the Issuing Entity has rights as a Holder of the 2019-B SUBI Certificate, including rights to distributions and notice, or is entitled to consent to any actions taken by the Depositor, the Issuing Entity may initiate such action or grant such consent only with consent of the Indenture Trustee. To the extent that the Indenture Trustee has rights as a Holder of the 2019-B SUBI Certificate or has the right to consent or withhold consent with respect to actions taken by the Depositor, the Servicer or the Issuing Entity, such rights shall be exercised or consent granted (or withheld) upon the written direction of Holders not less than a Majority Interest of the Notes voting together as a single class; provided, however, that subject to Section 3.07, any direction to the Indenture Trustee to remove or replace the Servicer upon a Servicer Default shall be made by Noteholders holding not less than 66 2⁄3% of the Outstanding Amount, voting together as a single class, and with respect to Section 11.15, such direction shall require the written direction of Noteholders holding 100% of the Outstanding Amount. Notwithstanding the foregoing, with respect to any merger, consolidation or conversion of or with NMAC, NILT Trust, NILT Inc. or the Titling Trust and the consummation of any amendments or actions to effect such merger, consolidation or conversion, the Depositor shall have the right to direct the Issuing Entity in connection with any such action or grant of consent related thereto and the Indenture Trustee shall not be permitted or required to effect any such direction or grant of consent so long as (i) the Depositor delivers an Officer’s Certificate to the Indenture Trustee stating that such action will not materially and adversely affect the Noteholders or (ii) the Rating Agency Condition is satisfied with respect to such action.

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Supplement shall become effective immediately (such date, the “Effective Date”) without further action by any Party:

(a) receipt by each Party hereto of an executed counterpart of this Supplement from each Party hereto;

(b) satisfaction of the Rating Agency Condition with respect to this Supplement in accordance with Section 9.01(a) of the Indenture;

(c) receipt by the Indenture Trustee of an Opinion of Counsel with respect to certain federal income tax matters in accordance with Section 9.01(e) of the Indenture;

(d) receipt by the Indenture Trustee of an Opinion of Counsel in accordance with Section 9.03 of the Indenture;

(e) receipt by the Indenture Trustee of an Officer’s Certificate of Issuer, in accordance with Section 11.01(a) of the Indenture; and

(f) receipt by the Indenture Trustee of an Issuing Entity Request, in accordance with Section 9.01(a) of the Indenture.

ARTICLE IV

MISCELLANEOUS

Section 4.1 Indenture Unaffected. Except as modified herein, the Parties acknowledge that the provisions of the Indenture remain in full force and effect and are hereby ratified and confirmed by the Parties hereto. After the Effective Date all references in the applicable Basic Documents to the Supplement shall mean such Indenture as modified hereby.

Section 4.2 Governing Law. This Supplement shall be construed in accordance with the laws of the State of New York, without reference to its conflict of law provisions (other than Section 5-1401 of the General Obligations Law of the State of New York), and the obligations, rights and remedies of the Parties hereunder shall be determined in accordance with such laws.

Section 4.3 Captions. The various captions in this Supplement are included for convenience only and shall not affect the meaning or interpretation of any provision of this Supplement or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Supplement shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Supplement shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Supplement as to such jurisdiction or any other jurisdiction.

Section 4.5 Binding Effect. This Supplement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

Section 4.6 Counterparts and Electronic Signature. This Supplement may be executed in any number of counterparts, each of which so executed shall be deemed to be an original, but all such counterparts shall together constitute but one and the same instrument. Each party agrees that this Supplement and any other documents to be delivered in connection herewith may be digitally or electronically signed, and that any digital or electronic signatures (including pdf, facsimile or electronically imaged signatures provided by a digital signature provider as specified in writing to the Indenture Trustee) appearing on this Supplement or such other documents shall have the same effect as manual signatures for the purpose of validity, enforceability and admissibility. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any digital or electronic signature appearing on this Supplement or any other documents to be delivered in connection herewith and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof.

Section 4.7 No Recourse. It is expressly understood and agreed by the parties hereto that (a) this Supplement is executed and delivered by Wilmington Trust, National Association (“WTNA”), not individually or personally, but solely as Owner Trustee of the Issuer, in the exercise of the powers and authority conferred and vested in it, (b) each of the representations, undertakings and agreements herein made on the part of each Issuer is made and intended not as a personal representation, undertaking or agreement by WTNA, but is made and intended for the purpose of binding only the Issuer, (c) nothing herein contained shall be construed as creating any liability on WTNA, individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any Person claiming by, through or under the parties hereto and (d) under no circumstances shall WTNA be personally liable for the payment of any indebtedness or expenses of the Issuer or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Issuer under this Supplement or any other related documents.

IN WITNESS WHEREOF, the parties hereto have caused this Supplement to be executed and delivered as of the date first above written.

NISSAN AUTO LEASE TRUST 2019-B

By:	Wilmington Trust, National Association,
not in its individual capacity, but solely as
Owner Trustee

By:	/s/ Drew H. Davis
Name:	Drew H. Davis
Title:	Vice President

U.S. BANK NATIONAL ASSOCIATION,
as Indenture Trustee

By:	/s/ Brian W. Kozack
Name:	Brian W. Kozack
Title:	Vice President

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